BELL WORLDWIDE TRENDS FUND

TRNDX

March 31, 2010

Bell Worldwide Trends Fund

c/o Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, Indiana 46208

(888) 592-BELL (2355)

www.bellfunds.com

          The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

PAGE
SUMMARY SECTION	1
Investment Objective	1
Fees and Expenses of the Fund	1
Principal Investment Strategies	2
Principal Risks	3
Performance	5
Portfolio Management	6
Purchase and Sale of Fund Shares	6
Tax Information	6
Payments to Broker-Dealers and Other Financial Intermediaries	6
ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL STRATEGIES AND RELATED RISKS	7
Principal Investment Strategies of the Fund	7
Principal Risks of Investing in the Fund	10
Portfolio Holdings	15
ACCOUNT INFORMATION	15
How to Buy Shares	15
How to Redeem Shares	18
Determination of Net Asset Value	21
Dividends, Distributions, and Taxes	21
ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE FUND	24
Advisor	24
Portfolio Managers	25
FINANCIAL HIGHLIGHTS	25
PRIVATE POLICY	27
FOR MORE INFORMATION	Back Cover

SUMMARY SECTION

Investment Objective

The investment objective of the Bell Worldwide Trends Fund (the “Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	0.00%
Other Expenses	9.75%
Acquired Fund Fees and Expenses	0.49%
Total Annual Fund Operating Expenses	10.99%
Fee Waiver/Expense Reimbursement[1]	(9.00%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	1.99%

  1 The Fund’s adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding brokerage fees and commissions; taxes; borrowing costs, such as (a) interest expense and (b) dividend expenses on securities sold short; extraordinary expenses; and any indirect expenses, such as Acquired Fund Fees and Expenses) do not exceed 1.50% of the Fund’s average daily net assets through March 31, 2011. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$209	$2,506	$4,513	$8,488

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 138.61% of the average value of its portfolio.

Principal Investment Strategies

          The Fund invests primarily in a portfolio of other investment companies, including exchange-traded funds (“ETFs”) and mutual funds offered on a no-load or load-waived basis, based on an asset allocation methodology developed by the Fund’s adviser, Bell Investment Advisors, Inc. The Fund may invest in underlying funds that hold U.S. and foreign equity securities of any style, market capitalization, sector, or geographic region. Under normal market conditions, the Fund invests substantially (at least 40% - unless market conditions are not deemed favorable by the adviser in which case the Fund invests at least 30%) of its assets, measured at the time of purchase, in global companies (or in underlying funds that invest substantially in global companies) organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund considers a company that derives at least 50% of its revenues from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. Based on its evaluation of the underlying funds, the adviser selects a diverse group of underlying funds for the Fund’s portfolio that the adviser believes represent the best performance within their respective risk class and that are representative of broad, favorable trends identified by the adviser. When selecting underlying funds in which the Fund invests, the adviser typically selects underlying funds with investment objectives that are similar to the Fund’s or that may assist the Fund in meeting its investment objective in the adviser’s opinion.

          The adviser allocates the Fund’s assets among underlying funds based on its assessment of their relative opportunities and risks, as well as its evaluation of current market trends. On an ongoing basis, the adviser monitors the performance of a wide universe of funds, and upgrades the Fund’s portfolio by moving assets into those funds deemed by the adviser to represent the best performing market trends at the time of analysis. This upgrading process is designed to invest the Fund’s assets in underlying funds that demonstrate superior performance relative to their peers at the time of purchase, as determined by the adviserusing its proprietary screening process.

          The Fund may invest in ETFs that hold portfolios of debt securities of any quality or maturity. The Fund may also invest in exchange-traded notes (“ETNs”), which are debt securities with returns linked to a particular index. Generally the adviser will invest in these securities when it is unable to identify funds that meet its investment criteria, or when it desires exposure to debt securities or commodities. When evaluating ETNs for investment, the adviser will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. The Fund may also invest in money market funds and other cash equivalents. Although the Fund will invest primarily in ETFs, no-load or load-waived mutual funds, the Fund is not precluded from investing in underlying funds with sales-related expenses, including redemption fees and/or 12b-1 fees in excess of 0.25%. Any 12b-1 fees received from underlying funds are retained for the benefit of the Fund.

          In addition, the Fund may invest in underlying funds that invest in derivative instruments, futures, options, or high-yield debt securities (junk bonds), or that use leverage or engage in short sales. The Fund may also invest in inverse or ultra-short ETFs that seek to negatively correlate to the performance of a particular index by using various forms of derivative transactions, such as by selling short the underlying index. The Fund typically invests in ETFs and open-end mutual funds holding domestic and international (including emerging markets), and small, mid and large cap equity securities, which means the Fund’s portfolio will be exposed to U.S. and foreign equity market risks.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Fund.

•

General.  Investors should carefully consider their risk tolerance before investing.  As with all mutual fund investments, loss of money is a risk of investing.  Please read the other risks detailed below that apply to investing in our Fund.

•

Market Risk.  Market risk involves the possibility that the Fund’s investments in equity securities will decline because of falls in the stock market, reducing the value of individual company’s stocks regardless of the success or failure of an individual company’s operations.

•	Management Risk. The adviser’s strategy and the strategies employed by the portfolio managers of the underlying funds in which the Fund invests may fail to produce the intended results.
•

Risks of Other Investment Companies. When the Fund invests in an underlying mutual fund or ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Fund invests in ETFs that invest in commodities, the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives which expose them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

•

Style Risk. The Fund invests in both “value stocks” and “growth stocks.” With respect to value stocks, the market may not agree with the adviser’s determination that a stock is undervalued, and the stock’s price may not increase to what the adviser believes is its full value. It may even decrease in value. With respect to “growth stocks,” the company’s earnings growth rate may not meet the adviser’s expectations, and the stock price may not increase as the adviser anticipates.

•

Small and Medium Cap Company Risk.  Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies.  Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

•

ETN Risk. ETNs represent unsecured debt of the issuer and are typically linked to the performance of a commodities index. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in applicable interest rates, changes in the issuer’s credit rating and factors that affect the referenced commodity. When the Fund invests in ETNs it will bear its proportionate share of any fees and expenses associated with investing in ETNs, which reduce the amount of return on investment at maturity or upon redemption.

•	Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate, which may negatively affect performance.
•

Foreign Securities Risk. Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund’s investments.

•

Fixed Income Risks. Underlying funds in the Fund’s portfolio may invest in fixed income securities, which are subject to credit risk, interest rate risk and liquidity risk. Credit risk is the risk the issuer or guarantor of a debt security will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Interest rate risk is the risk of losses due to changes in interest rates. In general, the prices of debt securities rise when interest rates fall, and the prices fall when interest rates rise. Liquidity risk is the risk a particular security may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price. The Fund’s investments in government-sponsored entity securities also exhibit these risks, although the degree of such risks may vary significantly among the different government-sponsored entity securities. Some securities issued or guaranteed by U.S. government agencies or instrumentalities are not backed by the full faith and credit of the U.S. and may only be supported by the right of the agency or instrumentality to borrow from the U.S. Treasury. There can be no assurance that the U.S. government will always provide financial support to those agencies or instrumentalities.

•	Sector Risk. The Fund may have overweighted positions in ETFs that invest in particular sectors, which can be more volatile or underperform relative to the market as a whole.
•

Volatility Risk. Equity securities tend to be more volatile than other investment choices. Underlying funds in which the Fund may invest can be more volatile than the market as a whole. Underlying funds may engage in hedging strategies using derivatives and may use leverage, each of which could increase the underlying fund’s volatility, affecting the share price of the underlying fund and the Fund.

•

Concentration Risk. To the extent that underlying funds in which the Fund invests concentrate their investments in a particular industry, sector, or geographic region, the underlying fund’s shares would be subject to adverse market conditions, increased competition, and legislative or regulatory changes affecting those industries, sectors or regions.

•

Derivatives Risk.  The Fund may buy or sell a variety of “derivative” instruments (for example, options, futures or index-based instruments) in order to gain exposure to particular securities or markets, in connection with hedging transactions and to increase total return.  The Fund’s use of derivative instruments involves the risk that such instruments may not work as intended due to unanticipated developments in market conditions or other causes.

•

Short Sales Risk.  The risk of loss if the value of a security sold short increases prior to the scheduled delivery date because the Fund must pay more for the security than it has received form the purchaser in the short sale.

•

Non-Diversification Risk.  The Fund is “non-diversified.”  It may therefore make greater investment in a single issuer than a diversified fund, which could make the Fund more susceptible to financial, economic or market events impacting such issuer.  This could affect the value of your investment.  It may also increase the volatility of the Fund’s share price, as compared to a diversified fund.

•

Market Timing Risk. Because the Fund does not consider the underlying funds’ policies and procedures with respect to market timing, performance of the underlying funds may be diluted due to market timing and therefore may affect the performance of the Fund.

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were:

Best Quarter:	3rd Quarter, 2009, 14.89%
Worst Quarter:	4th Quarter, 2008, -23.81%

                                   Average Annual Total Returns (for the periods ended December 31, 2009)

	One Year	Since Inception(12/20/2007)
The Fund
Return Before Taxes	16.85%	-14.43%
Return After Taxes on Distributions	16.53%	-14.59%
Return After Taxes on Distributions and Sale of Fund Shares	10.95%	-12.20%
MSCI ACWI Index(reflects no deduction for fees, expenses, or taxes)	35.12%	-10.15%

 After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (888) 582-2355.

Portfolio Management

Investment Adviser – Bell Investment Advisors, Inc.

          Portfolio Managers – The following portfolio managers have been jointly responsible for the day-to-day management of the Fund since its inception.

•	Matthew P. King, CFA
•	Dana Nelson

Purchase and Sale of Fund Shares

Minimum Initial Investment	To Place Buy or Sell Orders
$2,500 for all account types There is no minimum amount for subsequent investments.	By Mail: Bell Worldwide Trends Fund c/o: Unified Fund Services, Inc. P.O. Box 6110 Indianapolis, IN 46206 By Phone: (888) 592-2355

You may sell or redeem shares through your dealer or financial adviser. Please contact your financial intermediary directly to find out if additional requirements apply.

Tax Information

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan, IRA or 529 college savings plan.  Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL STRATEGIES AND RELATED RISKS

Principal Investment Strategies of the Fund

              The Fund invests primarily in a portfolio of other investment companies, including exchange-traded funds (“ETFs”) and mutual funds offered on a no-load or load-waived basis, based on an asset allocation methodology developed by the Fund’s adviser, Bell Investment Advisors, Inc. The Fund may invest in underlying funds that hold U.S. and foreign equity securities of any style, market capitalization, sector, or geographic region. Under normal market conditions, the Fund invests substantially (at least 40% - unless market conditions are not deemed favorable by the adviser in which case the Fund invests at least 30%) of its net assets, measured at the time of purchase, in global companies (or in underlying funds that invest substantially in global companies) organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund considers a company that derives at least 50% of its revenues from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. For temporary defensive purposes, the Fund may invest as described below under “Defensive Position.” Based on its evaluation of the underlying funds, the adviser selects a diverse group of underlying funds for the Fund’s portfolio that the adviser believes represent the best performance within their respective risk class and that are representative of broad, favorable trends identified by the adviser. When selecting underlying funds in which the Fund invests, the adviser typically selects underlying funds with investment objectives that are similar to the Fund’s or that may assist the Fund in meeting its investment objective in the adviser’s opinion.

          The adviser allocates the Fund’s assets among underlying funds based on its assessment of their relative opportunities and risks, as well as its evaluation of current market trends. On an ongoing basis, the adviser monitors the performance of a wide universe of funds, and upgrades the Fund’s portfolio by moving assets into those funds deemed by the adviser to represent the best performing market trends at the time of analysis. This upgrading process is designed to invest the Fund’s assets in underlying funds that demonstrate superior performance relative to their peers, as determined by the adviser using its proprietary screening process.

          When determining the securities in which the Fund will invest, the adviser begins by reviewing its proprietary database generally comprised of diversified ETFs and no-load mutual funds with at least one-year of performance history. The adviser computes a performance score for each fund based on its analysis of the fund’s total returns during the prior year. The performance information is collected by the adviser from information available from the underlying funds and from independent third party data providers. The adviser divides the funds among several risk-based categories, based on each fund’s historical volatility, downside, portfolio composition, area of investment and diversification. The adviser’s screening process ranks funds in terms of their performance on a risk-adjusted basis from highest to lowest. The adviser analyzes the funds in the top 20% of performance in each risk class, using quantitative factors such as standard deviation and beta, and qualitative factors, such as portfolio composition, tax efficiency, cost and the adviser’s assessment of each underlying fund’s management.

          The adviser also reviews underlying market trends by examining its proprietary database of market indices and determining which broad trends are leading the market based on current performance. Trends may be based on specific assets classes, market capitalizations, investment styles, sectors, industries, countries, or geographic regions. The Fund may invest in underlying funds that hold U.S. and foreign equity securities of any style, market capitalization, sector, or geographic region. Based on its evaluation of the underlying funds, the adviser selects a diverse group of underlying funds for the Fund’s portfolio that the adviser believes represent the best performance within their respective risk class and that are representative of broad, favorable trends identified by the adviser.

          The adviser allocates the Fund’s assets among underlying funds in specific risk classes based on it evaluation of prevailing market conditions. When the adviser identifies market conditions as favorable, the adviser typically will allocate more assets to funds in a higher risk class. In comparison, when the adviser identifies market conditions as unfavorable, the adviser typically allocates more assets to those funds in a lower risk class. If the adviser deems market conditions to be very unfavorable, the adviser may seek to preserve capital by investing in underlying funds that invest in fixed income securities or by holding cash or cash equivalents. As a risk control measure, the adviser typically limits the Fund’s investment in the highest risk class to no more than 25% of the Fund’s total portfolio, regardless of the adviser’s evaluation of prevailing market conditions.

          It should be noted that, even though the adviser’s upgrading process ranks underlying funds primarily on the basis of performance, past performance is no guarantee of future success. The Fund is independent from any of the underlying funds in which it invests and it has no voice in, or control over, the investment practices, policies or decisions of the underlying funds. The Fund’s only option is to liquidate its investment in an underlying fund in the event of dissatisfaction with the fund. An underlying fund may limit the Fund’s ability to sell its shares of the underlying fund at certain times. In these cases, an investment in an underlying fund that represents more than one percent of the underlying fund’s shares may be deemed to be illiquid.

          The Fund may invest in ETFs that hold portfolios of debt securities. The Fund may also invest in exchange-traded notes (“ETNs”), which are debt securities with returns linked to a particular index. Generally the adviser will invest in these securities when it is unable to identify funds that meet its investment criteria, or when it desires exposure to debt securities or commodities. When evaluating ETNs for investment, the adviser will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. The Fund may also invest in money market funds and other cash equivalents.

           The Investment Company Act of 1940 (the “1940 Act”) restricts investments by registered investment companies, such as the Fund, in the securities of other investment companies, including ETFs. However, pursuant to exemptive orders issued by the Securities and Exchange Commission to various ETF sponsors, the Fund is permitted to invest in these ETFs beyond the limits set forth in the 1940 Act subject to certain terms and conditions set forth in the applicable exemptive order, including a condition that the Fund enter into an agreement with the relevant ETF sponsor prior to investing beyond the 1940 Act’s limits.

          Although the Fund will invest primarily in ETFs, no-load or load-waived mutual funds, the Fund is not precluded from investing in underlying funds with sales-related expenses, including redemption fees and/or 12b-1 fees in excess of 0.25%. Any 12b-1 fees received from underlying funds are retained for the benefit of the Fund. Shareholders may incur expenses associated with frequent capital gains distributions by the underlying funds, and could incur higher transaction costs because of high portfolio turnover in the Fund and its underlying funds. Because the Fund will bear its share of the fees and expenses of the underlying funds, you will pay higher expenses than would be the case if you invested directly in these funds.

          Although the Fund is diversified, the Fund may invest in an underlying fund that is not diversified, which means that the underlying fund is not subject to restrictions under the 1940 Act limiting how much it may invest in the securities of a single issuer. Therefore, the value of the underlying fund’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities. Although the Fund will not concentrate its investments in underlying funds that invest in a single industry, sector or geographic region, the underlying funds in which the Fund invest may concentrate their investments in any industry, sector or geographic region, which means they would be subject to adverse market conditions, increased competition, and legislative or regulatory changes affecting those industries, sectors or regions. In addition, the Fund may invest in underlying funds that invest in derivative instruments, futures, options, or high-yield debt securities (junk bonds), or that use leverage or engage in short sales. The Fund may also invest in inverse or ultra-short ETFs that seek to negatively correlate to the performance of a particular index by using various forms of derivative transactions, such as by selling short the underlying index. The Fund typically invests in ETFs and open-end mutual funds holding domestic and international (including emerging markets), and small, mid and large cap equity securities or commodities. The Fund’s portfolio will be exposed to U.S. and foreign equity market risks.

The Fund may sell an underlying fund when the adviser believes the underlying fund’s strategy is no longer in line with what adviser believes to be the best performing market trends, if the adviser learns negative information about the portfolio companies’ fundamentals, to rebalance the Fund’s portfolio to conform to the adviser’s investment allocation, to meet redemptions, or for other reasons that the adviser deems prudent or advisable. The adviser will engage in active trading of the Fund’s portfolio securities due to its investment strategy and, as a result, the Fund will experience a high portfolio turnover rate, the effects of which are described below under “Turnover Risk.” The Fund is not required to hold securities for any minimum period and, as a result, may incur short-term redemption fees and increased trading costs.

Defensive Position – When the adviser believes that market or general economic conditions justify a temporary defensive position, the Fund may deviate from its investment objective and invest all or any portion of its assets in short-term debt instruments, government securities, cash or cash equivalents or underlying funds whose investments do not conform to the Fund’s investment policies. When and to the extent the Fund assumes a temporary defensive position, it may not pursue or achieve its investment objective.

Principal Risks of Investing in the Fund

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Fund.

•

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

•

Management Risk. The adviser’s strategy may fail to produce the intended results. The adviser’s upgrading strategy makes no effort to predict what the market will do next. Rather, the upgrading strategy is strictly a trend-following system which responds to what has already happened in the market and attempts to catch each significant market trend as it unfolds. There may be times when the strategy takes time to recognize a new market trend. As a result, the Fund may lag behind in participating in the profits from a newly developed trend, or may not be in a position to take advantage of a particular market trend. There also is the risk that investment strategies employed by the portfolio managers of the underlying funds in which the Fund invests may not result in an increase in the value of the underlying funds and, therefore, that the value of the Fund’s investment in the underlying funds may not increase, or may actually decrease. The Fund is the first mutual fund managed by the adviser.

•	Other Investment Company Securities Risks.

1. Generally. When the Fund invests in an underlying mutual fund or ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. In addition, the Fund may also incur increased trading costs as a result of the fund upgrading strategy.

2. ETF Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) the market price of an ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

3. Inverse and Leveraged ETF Risks. These ETFs are subject to additional risks not generally associated with traditional ETFs. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs is usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. This is because inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. The use of these techniques may cause the inverse or leveraged ETFs to lose more money in market environments that are adverse to their investment strategies than other funds that do not use such techniques. See “Derivatives Risk” below.

4. Commodities Risk. To the extent that the Fund invests in ETFs that invest in commodities, it will be subject to additional risks. Commodities are real assets such as oil, agriculture, livestock, industrial metals, and precious metals such as gold or silver. The values of ETFs that invest in commodities are highly dependent on the prices of the related commodity. The demand and supply of these commodities may fluctuate widely based on such factors as interest rates, investors’ expectation with respect to the rate of inflation, currency exchange rates, the production and cost levels of the producing countries and/or forward selling by such producers, global or regional political, economic or financial events, purchases and sales by central banks, and trading activities by hedge funds and other commodity funds. Commodity ETFs may use derivatives, such as futures, options and swaps, which expose them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

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Style Risk. The Fund may invest in underlying funds that use growth- and/or value-oriented investing styles, or other styles. If the underlying growth fund’s portfolio manager incorrectly assesses the growth potential of companies in which the fund invests, the securities purchased may not perform as expected, reducing the underlying fund’s return and ultimately reducing the Fund’s return, or causing it to lose money on the investment. With respect to underlying value funds, the market may not agree with a value manager’s determination that the fund’s portfolio stocks are undervalued, and the prices of such portfolio securities may not increase to what the adviser believes are their full value. They may even decrease in value.

•	Small- and Mid-Cap Risk. To the extent the Fund invests in other investment companies that invest in small- and mid-cap companies, the Fund will be subject to additional risks. These include:
•	The earnings and prospects of smaller companies are more volatile than larger companies.
•	Smaller companies may experience higher failure rates than do larger companies.
•

The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

•	Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

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ETN Risk. The Fund may invest in ETNs, which are notes representing unsecured debt of the issuer. ETNs are typically linked to the performance of a commodities index that reflects the potential return on unleveraged investments in futures contracts of physical commodities plus a specified rate of interest that could be earned on cash collateral. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. ETNs in which the Fund may invest typically mature thirty years from the date of issue. The issuer’s credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer’s credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. When the Fund invests in ETNs it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund’s right to redeem its investment in an ETN, which are meant to be held until maturity. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

•

Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses or in the Fund paying redemption fees. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

•

Foreign Securities Risk. Underlying funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that underlying funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

•	Fixed Income Risks. Underlying funds in the Fund’s portfolio may invest in fixed income securities.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the underlying fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the underlying fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities sometimes typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

•

Sector Risk. The Fund may have overweighted positions in ETFs that invest in particular sectors. A particular market sector can be more volatile or underperform relative to the market as a whole. To the extent that the Fund has overweighted holdings within a particular sector, the Fund is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

•

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual mutual fund or ETF can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares. Certain underlying funds may engage in hedging strategies using derivatives, which may not be successful and may increase the volatility of the underlying fund. Also, an underlying fund’s use of leverage could have an impact on the underlying fund’s volatility, affecting the share price of the underlying fund and the Fund to the extent it is invested in the underlying fund.

•

Concentration Risk. Although the Fund will not concentrate its investments in underlying funds that invest in a single industry, sector or geographic region, the underlying funds in which the Fund invest may concentrate their investments. To the extent that underlying funds in which the Fund invests concentrate their investments in a particular industry, sector, or geographic region, the underlying fund’s shares would be subject to adverse market conditions, increased competition, and legislative or regulatory changes affecting those industries, sectors or regions.

•

Derivatives Risk. Underlying funds may invest in derivatives, which will expose the Fund indirectly to various risks. The value of derivative investments may rise or fall more rapidly than other investments, and could result in the Fund or an underlying fund losing more than the amount invested in the derivative instrument in the first place. There is also risk that the adviser to the underlying fund could be incorrect in its expectations about the direction or extent of various markets. In addition, while the principal purpose of hedging is to limit the effects of adverse market movements, the expenses involved may cause the underlying funds’, and in turn, the Fund’s return to be less than if hedging had not taken place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses. The underlying fund also could experience losses that reduce its returns if the indices underlying its derivative positions are not closely correlated with its other investments, or if the underlying fund is unable to close out a position because the market for an option or futures contract becomes illiquid. Derivatives typically involve the use of leverage and, as a result, a small investment in derivatives could have a potentially large impact on the performance of the underlying fund and the Fund; certain gains or losses could be amplified, increasing movements in the share price of the underlying fund and the Fund. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets, including the risk that changes in the value of a derivative held by the underlying fund may not correlate with the underlying fund’s other investments.

•

Short-Selling Risk. Selling securities short is speculative and usually riskier than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, an underlying fund’s risk with respect to its short sales is unlimited. Short selling may also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the value of the Fund’s investment in the related underlying fund.

•

Non-Diversification Risk. Although the Fund is diversified, the Fund may invest in an underlying fund that is not diversified, which means that the underlying fund is not subject to restrictions under the 1940 Act limiting how much it may invest in the securities of a single issuer. Therefore, the value of the underlying fund’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

•

Market Timing Risk. Because the Fund does not consider the underlying funds’ policies and procedures with respect to market timing, performance of the underlying funds may be diluted due to market timing and therefore may affect the performance of the Fund.

General

From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. In such instances, the Fund may hold up to 100% of its assets in cash; short-term U.S. government securities and government agency securities; investment grade money market instruments; other investment companies; investment grade fixed income securities; repurchase agreements; commercial paper and cash equivalents. The Fund may invest in the securities described above at any time to maintain liquidity, pending selection of investments by the adviser, or if the adviser believes that sufficient investment opportunities that meet the Fund's investment criteria are not available. By keeping cash on hand, the Fund may be able to meet shareholder redemptions without selling securities and realizing gains and losses. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

Is the Fund right for you?

The Fund may be suitable for:

▪	long-term investors seeking a fund with an investment objective of long term growth;
▪	investors who want exposure to a broad range of asset classes within the convenience of a single fund;
▪	investors who want to hire a professional adviser to shift their assets between different types of investments as market conditions change; or
▪	investors willing to accept price fluctuations in their investment.

Portfolio Holdings

          A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

ACCOUNT INFORMATION

How to Buy Shares

          Shares of the Fund are available exclusively to U.S. citizens. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents, and may take additional steps to verify your identity. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

          The minimum initial investment in the Fund is $2,500 for all account types. The adviser may, in its sole discretion, waive these minimums for accounts participating in an automatic investment program and in certain other circumstances. The Fund may waive or lower investment minimums for investors who invest in the Fund through an asset-based fee program made available through a financial intermediary.  If your investment is aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions (other than for short-term redemptions). However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

By Mail - To be in proper form, your initial purchase request must include:

•	a completed and signed investment application form; and
•	a personal check with name pre-printed (subject to the minimum amounts) made payable to the Fund.

Mail the application and check to:

U.S. Mail:	Overnight:
Bell Worldwide Trends Fund c/o Unified Fund Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110	Bell Worldwide Trends Fund c/o Unified Fund Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, Indiana 46208

          By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at (888) 592-2355 to obtain instructions on how to set up your account and to obtain an account number.

          You must provide a signed application to Unified Fund Services Inc., the Fund’s transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. The purchase price per share will be the net asset value next determined after the wire purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

          You may purchase additional shares of the Fund at any time by mail, wire, or automatic investment. Each additional mail purchase request must contain:

-your name	-the name on your account(s)
-your account number(s)	-a check made payable to The Bell Worldwide Trends Fund

          Checks should be sent to the Fund at the address listed under the heading “Initial Purchase – By Mail” in this prospectus. To send a bank wire, call Shareholder Services at (888) 592-2355 to obtain instructions.

Distribution Plan

          The Fund has a distribution plan, in accordance with Rule 12b-1 under the 1940 Act. Under the distribution plan, the Fund can pay the Fund’s distributor, its adviser and/or other financial institutions, a fee of up to 0.25% of the average daily net assets. Because these fees are an ongoing expense, over time they reduce the net investment results of the Fund and may cost you more than paying other types of sales charges. The Fund has not implemented its 12b-1 Plan, although the Fund may do so at any time after March 31, 2011, upon notice to shareholders.

Automatic Investment Plan

 You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application or completing a systematic investment plan form with the proper signature guarantee and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

          Shares of the Fund may be an appropriate investment for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pension plans (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact Shareholder Services for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call Shareholder Services about the IRA custodial fees.

Other Purchase Information

          The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund.Checks should be made payable to the Fund. The Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Cashier’s checks and bank official checks in amounts less than $10,000 will also be accepted for IRA transfers from other financial institutions.

          The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

How to Redeem Shares

          You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

          A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

          By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:	Overnight:
Bell Worldwide Trends Fund c/o Unified Fund Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110	Bell Worldwide Trends Fund c/o Unified Fund Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, Indiana 46208

          Your request for a redemption must include your letter of instruction, including the Fund name, account number, account names, the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after the Fund receives your order in proper form. To be in good order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. All documentation requiring a signature guarantee must utilize a New Technology Medallion Stamp, generally available from the bank where you maintain a checking or savings account. For joint accounts, both signatures must be guaranteed. Please call Shareholder Services at (888) 592-2355 if you have questions. At the discretion of the Fund or its transfer agent, you may be required to furnish additional legal documents to insure proper authorization.

 By Telephone - You may redeem any part of your account (up to $25,000) in the Fund by calling Shareholder Services at (888) 592-2355. You must first complete the optional Telephone Redemption section of the investment application or provide a signed letter of instruction with the proper signature guarantee stamp to institute this option. The Fund, its transfer agent and custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

           The Fund or its transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

Fund Policy on Market Timing

 The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing can result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders. The Board of Trustees also has adopted a redemption policy to discourage short term traders and/or market timers from investing in the Fund. A 1.00% short-term redemption fee will be assessed by the Fund against investment proceeds from shares withdrawn within 30 calendar days of investment. Fund shares received from reinvested distributions or capital gains are not subject to the redemption fee. After excluding any shares that are associated with reinvested distributions from the redemption fee calculation, the Fund uses a “first-in, first-out” method to determine the required holding period. Thus, if you bought shares on different days, the shares purchased first will be redeemed first for purposes of determining whether the redemption fee applies. The proceeds collected from redemption fees will be used for the benefit of existing shareholders. Unified Fund Services, Inc. performs automated monitoring of short term trading activity with respect to the Fund. Instances of suspected short tem trading are investigated by the compliance department. If an instance is deemed a violation of the short term trading policies of the Fund, then the Fund’s adviser is notified and action, such as suspending future purchases, is taken. A quarterly certification reporting any instances of short term trading in violation of the Fund's policies is provided to the Board of Trustees.

           If you invest in the Fund through a bank, broker-dealer, 401(k) plan, financial adviser or financial supermarket (“Financial Intermediary”), the Financial Intermediary may, in lieu of charging the redemption fee set forth in this Prospectus, enforce its own market timing policy. “Omnibus accounts” that include multiple customers of the Financial Intermediary also will be exempt from the redemption fee if the Financial Intermediary does not track and/or process redemption fees. Additionally, the transfer of shares from one retirement account to another, accounts participating in a wrap fee program and redemptions caused by decisions of employer-sponsored retirement plans may be exempt from the redemption fee. Redemption fees may be waived for mandatory retirement withdrawals, systematic withdrawals, redemptions made to pay for various administrative fees and, at the sole discretion of the Fund’s adviser, due to changes in an investor’s circumstances, such as death. No exceptions will be granted to persons believed to be “market-timers.”

          While the Fund attempts to deter market timing, there is no assurance that the Fund will be able to identify and eliminate all market timers. For example, omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated is not known by the Fund. The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that the Fund will be able to apply the fee to such accounts in an effective manner. Despite the Fund’s efforts to detect and prevent abusive trading activities, it may be difficult for the Fund to identify such activity in certain omnibus accounts traded through financial intermediaries since the Fund may not have knowledge of the identity of individual investors and their transactions in such accounts. Under a federal rule, the Fund is required to have an agreement with many of its intermediaries obligating the intermediaries to provide, upon the Fund’s request, information regarding the intermediaries’ customers and their transactions. However, there can be no guarantee that all excessive, short-term or other abusive trading activities will be detected, even if such an agreement is in place. Certain intermediaries, in particular retirement plan sponsors and administrators, may have less restrictive policies regarding short-term trading. In addition to the redemption fee, the Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders, or if the Fund thinks that trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

Additional Information

          If you are not certain of the requirements for a redemption please call Shareholder Services at (888) 592-2355. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check.

          Redemption proceeds sent by check by the Fund and not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. Redemption proceeds that are reinvested are subject to market risk like any other investment in the Fund.

          Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund is less than $2,500 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary liquidation if the Board of Trustees determines to liquidate the Fund. In such event, the Board may close the Fund with notice to shareholders but without having to obtain shareholder approval. An involuntary liquidation will create a capital gain or capital loss which may have tax consequences about which you should consult your tax adviser.

Determination of Net Asset Value

          The price you pay for your shares is based on the Fund’s net asset value per share (NAV). The Fund’s NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.

The Fund’s assets generally are valued at their market value. If market prices are not available (including when they are not reliable), or if an event occurs after the close of the trading market but before the calculation of the NAV that materially affects the values, assets may be valued by the Fund’s adviser at a fair value, pursuant to guidelines established by the Board of Trustees. For example, the adviser may be obligated to fair value an ETF in which the Fund invests if the ETF failed to calculate its NAV as of the NYSE close.When pricing securities using the fair value guidelines established by the Board of Trustees, the Fund’s adviser seeks to assign the value that represents the amount that the Fund might reasonably expect to receive upon a current sale of the securities. However, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security as determined by the Fund’s adviser at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the adviser’s fair value methodology is inappropriate. The Fund’s adviser will adjust the fair values assigned to securities in the Fund’s portfolio, to the extent necessary, as soon as market prices become available. The adviser continually monitors and evaluates the appropriateness of its fair value methodologies through systematic comparisons of fair values to the actual next available market prices of securities contained in the Fund’s portfolio.

Dividends, Distributions, and Taxes

          Dividends and Distributions.The Fund typically distributes to its shareholders as dividends substantially all of its net investment income and any realized net capital gains. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. The Fund expects that its distributions will consist primarily of income and net realized capital gains. The Fund declares and pays dividends at least annually.

          Taxes.Net investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income except as described below and in the table on the next page.

          The Fund will distribute net realized capital gains (the excess of net long-term capital gains over net short-term capital loss) to its shareholders normally once a year. Capital gains are generated when the Fund sells its capital assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the capital asset sold. Distributions of gains recognized on the sale of capital assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of capital assets held longer than one year are taxed at long-term capital gains rates regardless of how long you have held your shares. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

          Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional shares of the Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash. The Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the applicable account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

•	Postal or other delivery service is unable to deliver checks to the address of record;
•	Dividends and capital gain distributions are not cashed within 180 days; or
•	Bank account of record is no longer valid.

Dividends and capital gain distribution checks issued by the Fund which are not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. When reinvested, those amounts are subject to market risk like any other investment in the Fund.

          You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

          Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund’s shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

          The following discussion reflects the enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Increase Prevention and Reconciliation Act of 2005 (collectively, the “Tax Acts”).

Type of Transaction	Tax Status

Qualified dividend income	Generally maximum 15% on non-corporate taxpayers
Net short-term capital gain distributions	Ordinary income rate
Net long-term capital gain distributions	Generally maximum 15% on non-corporate taxpayers*
Sales of shares (including redemptions) owned more than one year	Gains taxed at generally maximum 15% on non-corporate taxpayers*
Sales of shares (including redemptions) owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules
*For gains realized between May 6, 2003 and December 31, 2010.

          Under the Tax Acts, effective for taxable years after December 31, 2002 through December 31, 2010, designated dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such dividends are attributable to qualified dividend income from the Fund’s investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

          If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be a long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

          If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service (“IRS”) 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

          Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE FUND

          Adviser. Bell Investment Advisors, Inc., 1111 Broadway, Suite 1630, Oakland, CA 94607, serves as investment adviser to the Fund. The adviser has overall supervisory management responsibility for the general management and investment of the Fund’s portfolio. The adviser was formed in 1991. Although this is the first mutual fund managed by the adviser, the adviser has been managing other discretionary accounts using the same style since the adviser’s inception.

          The Fund is required to pay the adviser a fee equal to 0.75% of the Fund’s average daily net assets. The adviser has contractually agreed to waive all or a portion of its fee and/or reimburse certain Fundoperating expenses, but only to the extent necessary so that the Fund’s total annual operating expenses, excluding brokerage fees and commissions; taxes; borrowing costs, such as (a) interest expense and (b) dividend expenses on securities sold short;extraordinary expenses;and any indirect expenses (such as Fees and Expenses of Acquired Funds) do not exceed 1.50% of the Fund’s average daily net assets. The contractual agreement is in effect through March 31, 2011. Each waiver or reimbursement of an expense by the adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the 1.50% expense limitation. During the fiscal year ended November 30, 2009, the adviser waived its entire advisory fee and reimbursed certain Fund expenses pursuant to its agreement to cap Fund expenses.

If you invest in the Fund through an investment adviser, bank, broker-dealer, 401(k) plan, trust company or other financial intermediary, the policies and fees for transacting business may be different than those described in this Prospectus. Some financial intermediaries may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Some financial intermediaries do not charge a direct transaction fee, but instead charge a fee for services such as sub-transfer agency, accounting and/or shareholder services that the financial intermediary provides on the Fund’s behalf. This fee may be based on the number of accounts or may be a percentage of the average value of the Fund’s shareholder accounts for which the financial intermediary provides services. The Fund may pay a portion of this fee, which is intended to compensate the financial intermediary for providing the same services that would otherwise be provided by the Fund’s transfer agent or other service providers if the shares were purchased directly from the Fund. To the extent that these fees are not paid by the Fund, the adviser may pay a fee to financial intermediaries for such services.

To the extent that the adviser, not the Fund, pays a fee to a financial intermediary for distribution or shareholder servicing, the adviser may consider a number of factors in determining the amount of payment associated with such services, including the amount of sales, assets invested in the Fund and the nature of the services provided by the financial intermediary. Although neither the Fund nor the adviser pays for the Fund to be included in a financial intermediary’s “preferred list” or other promotional program, some financial intermediaries that receive compensation as described above may have such programs in which the Fund may be included. Financial intermediaries that receive these types of payments may have a conflict of interest in recommending or selling the Fund’s shares rather than other mutual funds, particularly where such payments exceed those associated with other funds. The Fund may from time to time purchase securities issued by financial intermediaries that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

A discussion of the factors that the Board of Trustees considered in approving the Fund’s advisory agreements is contained in the Fund’s annual report for the fiscal year ended November 30, 2009.

          Portfolio Managers. Messrs. Matthew King and Dana Nelson have day-to-day responsibilities for managing the Fund’s portfolio. The investment decisions for the Fund typically are made jointly by Mr. King and Mr. Nelson, although Mr. King has ultimate decision-making authority over all of the Fund’s investment decisions.

          Matthew P. King, CFA. Mr. King has been employed by Bell Investment Advisors, Inc. since 2000. He began as an investment analyst and was appointed a portfolio manager in January 2004. He also serves as Chairman of the adviser’s investment committee. Mr. King oversees investment management and research functions for the adviser. Mr. King holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Society of San Francisco. Mr. King earned a B.S. in Business Administration with a concentration in Finance and a minor in Economics from California Polytechnic State University, San Luis Obispo, in 2000.

          Dana Nelson.  Mr. Nelson has been employed by Bell Investment Advisors, Inc. since 2003, currently as a portfolio manager and previously as an investment analyst between 2003 and October 2007. As a member of the adviser’s investment committee, Mr. Nelson is responsible for compiling data and research materials. He also conducts research and analyses of current and future potential investments. Mr. Nelson is 2003 graduate of California Polytechnic State University, San Luis Obispo, where he majored in Business Administration with a concentration in Financial Management and a minor in Economics.

          The Fund’s Statement of Additional Information provides additional information about the Fund’s portfolio managers, including the compensation structure, other accounts managed, and ownership of shares of the Fund.

 FINANCIAL HIGHLIGHTS

            The following table is intended to help you better understand the financial performance of the Fund since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information has been audited by Cohen Fund Audit Services, Ltd., independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report to shareholders. The annual report is available from the Fund upon request without charge.

Bell Worldwide Trends Fund
Financial Highlights
(For a share outstanding during each period)

	Fiscal year ended	Period ended
	November 30, 2009	November 30, 2008	(a)
Selected Per Share Data
Net asset value, beginning of period	$ 6.06	$ 10.00

Income from investment operations
Net investment income (loss) (b)	0.02	(0.02)	(c)
Net realized and unrealized gain (loss)	1.03	(3.92)
Total from investment operations	1.05	(3.94)

Less Distributions to shareholders:
From net investment income	(0.02)	-
Total distributions	(0.02)	-

Net asset value, end of period	$ 7.09	$ 6.06

Total Return (d)	17.42%	-39.40%	(e)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 2,123	$ 1,862
Ratio of expenses to average net assets (f)	1.50%	1.50%	(g)
Ratio of expenses to average net assets
before waiver & reimbursement (f)	10.50%	11.10%	(g)
Ratio of net investment income (loss) to
average net assets (b) (f)	0.38%	(0.25)%	(g)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (b) (f)	(8.62)%	(9.85)%	(g)
Portfolio turnover rate	138.61%	170.13%

(a) For the period December 20, 2007 (commencement of operations) to November 30, 2008.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Net investment income (loss) per share is based on average shares outstanding during the period.
(d) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e) Not annualized.
(f) The ratio excludes the impact of expenses of the underlying funds in which the Fund may invest, as represented in the Schedule of Investments.
(g) Annualized.

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

          Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

          Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

          Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

FOR MORE INFORMATION

You can find additional information about the Fund in the following documents:

          Annual and Semi-Annual Reports: While this prospectus describes the Fund’s potential investments, the Annual and Semi-Annual Reports detail the Fund’s actual investments as of their report dates. The reports include a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.

          Statement of Additional Information (SAI): The SAI supplements the prospectus and contains detailed information about the Fund and its investment restrictions, risks and policies and operations, including the Fund’s policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this prospectus by reference, which means it is considered part of this prospectus.

How to Obtain Copies of Other Fund Documents

You can obtain free copies of the current SAI and, when available, the Fund’s Annual and Semi- Annual Reports, and request other information about the Fund or make shareholder inquiries, in any of the following ways:

          You can get free copies of the current Annual and Semi Annual Reports, as well as the SAI, by contacting Shareholder Services at (888) 592-2355. You may also request other information about the Fund and make shareholder inquiries. Alternatively, the Fund’s SAI and Annual and Semi Annual reports are available, free of charge, at the Fund’s Internet site at www.bellfunds.com.

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (“SEC”) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Investment Company Act #811-21237

Roosevelt Multi-Cap Fund

Ticker Symbol: BULLX

Prospectus

March 31, 2010

Investment objective:

Long term capital appreciation.

The Roosevelt Investment Group, Inc.

317 Madison Ave., Suite 1004

New York, New York 10017

(877) 322-0576

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Page
SUMMARY SECTION	1
Investment Objective	1
Fees and Expenses of the Fund	1
Principal Investment Strategies	1
Principal Risks	2
Performance	4
Portfolio Management	5
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL STRATEGIES AND RELATED RISKS	6
Principal Investment Strategies of the Fund	6
Principal Risks of Investing in the Fund	7
ACCOUNT INFORMATION	10
How to Buy Shares	10
How to Redeem Shares	12
Determination of Net Asset Value	14
Dividends, Distributions, and Taxes	15
ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE FUND	16
Adviser	16
Portfolio Managers	17
FINANCIAL HIGHLIGHTS	18
PRIVACY POLICY	20
FOR MORE INFORMATION	21

SUMMARY SECTION

Investment Objective

The investment objective of the Roosevelt Multi-Cap Fund (the “Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.08%
Total Annual Fund Operating Expenses	1.34%

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$141	$437	$756	$1,658

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 120.62% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in common stocks of U.S. companies, although the Fund may also purchase stock of non-U.S. companies.  The adviser pursues investment opportunities in companies of all market capitalizations, although the Fund typically invests in companies with market capitalizations exceeding $500 million, without regard for investment style (value or growth).  The adviser does not limit its approach to one specific research method.  Rather, it uses top-down and bottom-up research styles to identify investment opportunities.

Through the adviser’s top-down process, it attempts to understand and identify change – whether it is economic, political, social, demographic or industry-specific – which is expected to be long-term and enduring.  The adviser translates these changes into long-term investment themes, which the adviser believes will result in portfolio diversification.  The adviser utilizes this theme-based approach to select companies that it believes will take advantage of market inefficiencies and will offer long-term outperformance in a variety of market conditions.  The adviser continually re-evaluates its themes and adjusts the Fund’s portfolio holdings as it believes appropriate to take advantage of evolving market conditions.

Through the adviser’s bottom-up research process, it seeks to identify stocks that have very attractive risk and return characteristics.  While the adviser’s themes act as a framework from which it researches companies and builds the Fund’s portfolio, it will also invest in ‘non-thematic’ stocks that possess the potential to add positive returns to the Fund.  The adviser considers various factors in deciding whether to buy a particular stock as it searches for companies whose business models are poised to take advantage of these themes.  Once the adviser has identified such companies, it conducts thorough analyses (fundamental, technical, and quantitative) from which it bases its security selection.  Finally, the adviser considers whether a favored company is attractively priced.  Valuation is a key input in the decision making process.

Equity securities in which the Fund may invest include common stocks of U.S. and foreign companies of any market capitalization, common stock equivalents (such as warrants and rights), shares of open end and closed end mutual funds and exchange-traded funds (“ETFs”) that invest primarily in equity securities, and equity real estate investment trusts (REITs). Equity REITs trade like common stocks and invest directly in real estate, or other readily marketable securities that are issued by companies investing in, or that are secured by, real estate or real estate interests.  The Fund may invest in foreign securities (including emerging markets) directly, or indirectly through American Depositary Receipts (ADRs).  ADRs are trust certificates representing ownership of shares of a foreign issuer, and are an alternative to purchasing foreign securities in their national markets and currencies.

The adviser also focuses on risk management of the Fund’s portfolio.   The adviser evaluates general market risks, as well as risks of the Fund’s portfolio companies, using various models and key economic data.  Based on its research, the adviser may determine to hedge a portfolio stock by, for example, buying another stock in an inversely correlated industry, or buy buying lower volatility stocks during volatile market times.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Fund.

•

General.  Investors should carefully consider their risk tolerance before investing.  As with all mutual fund investments, loss of money is a risk of investing.  Please read the other risks detailed below that apply to investing in our Fund.

•

Market Risk.  Market risk involves the possibility that the Fund’s investments in equity securities will decline because of falls in the stock market, reducing the value of individual company’s stocks regardless of the success or failure of an individual company’s operations.

•	Management Risk. The adviser’s strategy and the strategies employed by the portfolio managers of the underlying funds in which the Fund invests may fail to produce the intended results.
•

Style Risk. The Fund invests in both “value stocks” and “growth stocks.” With respect to value stocks, the market may not agree with the adviser’s determination that a stock is undervalued, and the stock’s price may not increase to what the adviser believes is its full value. It may even decrease in value. With respect to “growth stocks,” the company’s earnings growth rate may not meet the adviser’s expectations, and the stock price may not increase as the adviser anticipates.

•

Defensive Risk. To the extent that the Fund attempts to hedge its portfolio stocks or takes defensive measures such as holding a significant portion of its assets in cash or cash equivalents, the Fund may not achieve its investment objective.

•

Small and Medium Cap Company Risk.  Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies.  Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

•

Risks of Other Investment Companies. When the Fund invests in an underlying mutual fund or ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. To the extent that the Fund invests in ETFs that invest in commodities, the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default). The Fund may invest in closed-end funds, the market price of which may be affected by a variety of factors that may result in the market price of the shares of the closed-end fund being different from the closed-end fund’s net asset value. Closed-end funds are also subject to liquidity risk, leverage risk and volatility risk.

•

Foreign Securities Risk.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund’s investments.

•

Commodities Risk. To the extent that the Fund invests in ETFs that invest in commodities, it will be subject to additional risks. Commodities are real assets such as oil, agriculture, livestock, industrial metals, and precious metals such as gold or silver. The values of ETFs that invest in commodities are highly dependent on the prices of the related commodity. The demand and supply of these commodities may fluctuate widely based on such factors as interest rates, investors’ expectation with respect to the rate of inflation, currency exchange rates, the production and cost levels of the producing countries and/or forward selling by such producers, global or regional political, economic or financial events, purchases and sales by central banks, and trading activities by hedge funds and other commodity funds. Commodity ETFs may use derivatives, such as futures, options and swaps, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

•

Turnover Risk. At times, the Fund may have a portfolio turnover rate that is higher than other equity funds. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

•

REIT Risk. The value of REITs can be negatively impacted by declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; and (e) in many cases, less liquidity and greater price volatility.

•

Fixed Income Risk. Fixed income securities are subject to credit risk, interest rate risk and liquidity risk. Credit risk is the risk the issuer or guarantor of a debt security will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Interest rate risk is the risk of losses due to changes in interest rates. In general, the prices of debt securities rise when interest rates fall, and the prices fall when interest rates rise. Liquidity risk is the risk a particular security may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price. The Fund’s investments in government-sponsored entity securities also exhibit these risks, although the degree of such risks may vary significantly among the different government-sponsored entity securities. Some securities issued or guaranteed by U.S. government agencies or instrumentalities are not backed by the full faith and credit of the U.S. and may only be supported by the right of the agency or instrumentality to borrow from the U.S. Treasury. There can be no assurance that the U.S. government will always provide financial support to those agencies or instrumentalities.Zero coupon bonds do not pay current income, are sensitive to changes in interest rates and/or interest rate expectations, and exhibit greater price volatility than ordinary coupon-paying bonds.

•

Derivatives Risk.  The Fund may buy or sell a variety of “derivative” instruments (for example, options, futures or index-based instruments) in order to gain exposure to particular securities or markets, in connection with hedging transactions and to increase total return.  The Fund’s use of derivative instruments involves the risk that such instruments may not work as intended due to unanticipated developments in market conditions or other causes.

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the average annual total returns of the Fund (including its predecessor) compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future. The Fund is a continuation of the Predecessor Fund and, therefore, the bar chart and table below include performance of the Predecessor Fund.

Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were:

Best Quarter:	2nd Quarter, 2003, 19.28%
Worst Quarter:	4th Quarter, 2008, -18.77%

Average Annual Total Returns (for the periods ended December 31, 2009)

Since Inception
One Year	Five Years	(12/21/01)

The Fund

Return Before Taxes	16.44%	5.02%	8.50%
Return After Taxes on Distributions	16.34%	4.23%	7.68%
Return After Taxes on Distributions and
Sale of Fund Shares	10.69%	4.00%	7.11%
S&P 500 Index	26.47%	0.42%	1.62%
Russell 3000 Index	28.34%	0.76%	2.30%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than twelve months.. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 322-0576 or accessed on the Fund’s website at www.rooseveltmcf.com.

Portfolio Management

Investment Adviser – The Roosevelt Investment Group, Inc.

Portfolio Managers –

•	Arthur Sheer - Chairman, Chief Executive Officer and Chief Investment Officer
•	Robert Meyer, CFA – Managing Director and Portfolio Manager
•	John Roscoe, CFA - Portfolio Manager
•	Jason Sheer, CFA - Portfolio Manager and Securities Analyst
•	Nainesh Shah, CFA - Senior Securities Analyst

Mr. Arthur Sheer has been solely responsible for determining the investment strategy to be used by, and the advice to be given to, the Fund since its inception in 2001. The remaining portfolio managers are members of the Adviser’s Investment Committee who are responsible for assisting Mr. Sheer in implementing the investment strategy of the Fund and for providing day-to-day management of the Fund.

Purchase and Sale of Fund Shares

Minimum Initial Investment                                                                           To Place Buy or Sell Orders

$1,000	for all account types	By Mail: Roosevelt Multi-Cap Fund
c/o: Unified Fund Services, Inc.
P.O. Box 6110
Minimum Subsequent Investment	Indianapolis, IN 46206

$500

By Phone: (877) 322-0576

You may sell or redeem shares through your dealer or financial advisor. Please contact your financial intermediary directly to find out if additional requirements apply.

Tax Information  The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan, IRA or 529 college savings plan.  Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL STRATEGIES AND RELATED RISKS

Principal Investment Strategies of the Fund

The Fund invests primarily in common stocks of U.S. companies, although the Fund may also purchase stock of non-U.S. companies.  The adviser pursues investment opportunities in companies of all market capitalizations, although the Fund typically invests in companies with market capitalizations exceeding $500 million, without regard for investment style (value or growth).  The adviser does not limit its approach to one specific research method.  Rather, it uses top-down and bottom-up research styles to identify investment opportunities.

Through the adviser’s top-down process, it attempts to understand and identify change – whether it is economic, political, social, demographic or industry-specific – which is expected to be long-term and enduring.  The adviser translates these changes into long-term investment themes, which the adviser believes will result in portfolio diversification.  The adviser utilizes this theme-based approach to select companies that it believes will take advantage of market inefficiencies and will offer long-term outperformance in a variety of market conditions.  The adviser continually re-evaluates its themes and adjusts the Fund’s portfolio holdings as it believes appropriate to take advantage of evolving market conditions.

Through the adviser’s bottom-up research process, it seeks to identify stocks that have very attractive risk and return characteristics.  While the adviser’s themes act as a framework from which it researches companies and builds the Fund’s portfolio, it will also invest in ‘non-thematic’ stocks that possess the potential to add positive returns to the Fund.  The adviser considers various factors in deciding whether to buy a particular stock as it searches for companies whose business models are poised to take advantage of these themes.  Once the adviser has identified such companies, it conducts thorough analyses (fundamental, technical, and quantitative) from which it bases its security selection.  Finally, the adviser considers whether a favored company is attractively priced.  Valuation is a key input in the decision making process.

Equity securities in which the Fund may invest include common stocks of U.S. and foreign companies of any market capitalization, common stock equivalents (such as warrants and rights), shares of open end and closed end mutual funds and exchange-traded funds (“ETFs”) that invest primarily in equity securities, and equity real estate investment trusts (REITs). Equity REITs trade like common stocks and invest directly in real estate, or other readily marketable securities that are issued by companies investing in, or that are secured by, real estate or real estate interests.  The Fund may invest in foreign securities (including emerging markets) directly, or indirectly through American Depositary Receipts (ADRs).  ADRs are trust certificates representing ownership of shares of a foreign issuer, and are an alternative to purchasing foreign securities in their national markets and currencies.

The adviser also focuses on risk management of the Fund’s portfolio.   The adviser evaluates general market risks, as well as risks of the Fund’s portfolio companies, using various models and key economic data.  Based on its research, the adviser may determine to hedge a portfolio stock by, for example, buying another stock in an inversely correlated industry, or buy buying lower volatility stocks during volatile market times.

In an attempt to shelter the Fund’s portfolio from declines in equity markets, the adviser from time to time may invest a substantial portion of the Fund’s portfolio in cash or cash equivalents, or ETFs that seek to negatively correlate to the performance of a particular index by using various forms of derivative transactions, including by short-selling the underlying index.  The Fund also may invest in Treasury Inflation Protected Securities (TIPs) and zero coupon bonds.  Zero coupon bonds make no periodic payments of interest, but instead trade at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The Fund does not purchase zero coupon bonds with the intent to hold them to maturity. Rather, the adviser believes that during periods of economic turbulence and/or declining equity markets, zero coupon bonds offer an alternate source of capital preservation and appreciation.

The adviser believes that commodity-related investments offer the potential for inflation protection, capital appreciation and returns that are not highly correlated to those of the equity markets. The Fund may invest in ETFs linked to commodities such as gold, silver, oil or agricultural products, or a commodity index. A typical commodity-related ETF may seek to achieve economic exposure to commodity prices through direct investment in a commodity, such as gold bullion; by investing in derivative instruments or contracts linked to specific commodities or indices; or by investing in the securities of issuers who are primarily engaged in production of specific commodities.

The Fund may sell a portfolio security or reduce a holding if 1) the holding has grown too large in the adviser’s opinion; 2) the security reaches the adviser’s price objective; 3) the adviser rebalances the portfolio to a targeted upside/downside capture ratio; 4) the company fails to perform; or 5) themes play out or fail to materialize as expected. The Fund may experience a high portfolio turnover, the effects of which are described below under “Portfolio Turnover Risk.”

Principal Risks of Investing in the Fund

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Fund.

•

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

•

Management Risk. The adviser’s strategy may fail to produce the intended results. If the adviser incorrectly identifies a theme, or is incorrect about the effect of a theme on the U.S. equity markets, the Fund may not perform well.

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Style Risk. The Fund invests in both “value stocks” and “growth stocks.” With respect to value stocks, the market may not agree with the adviser’s determination that a stock is undervalued, and the stock’s price may not increase to what the adviser believes is its full value. It may even decrease in value. With respect to “growth stocks,” the company’s earnings growth rate may not meet the adviser’s expectations, and the stock price may not increase as the adviser anticipates.

•

Defensive Risk. To the extent that the Fund attempts to hedge its portfolio stocks or takes defensive measures such as holding a significant portion of its assets in cash or cash equivalents, the Fund may not achieve its investment objective.

•	Small- and Mid-Cap Company Risk. To the extent the Fund invests in smaller capitalization companies, the Fund will be subject to additional risks. These include:
•	The earnings and prospects of smaller companies are more volatile than larger companies.
•	Smaller companies may experience higher failure rates than do larger companies.
•

The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

•	Smaller companies may have limited markets, product lines or financial resources and may lack management experience.
•

Investment Company Risks. When the Fund invests in an underlying mutual fund or ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. In addition, the Fund may also incur increased trading costs as a result of the fund upgrading strategy.

1. ETF Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) the market price of an ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

2. Closed End Fund Risk. The amount of public information available about closed-end funds generally is less than for open end mutual funds. Consequently, the adviser may make investment decisions based on information that is incomplete or inaccurate. In addition, because closed-end funds are not redeemable at the holder’s option, such funds typically trade primarily on the secondary market. The market price of a closed-end fund’s shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed-end fund’s net asset value. This means that a closed-end fund’s shares may trade at a discount to its net asset value. Another risk generally associated with closed-end funds is that most closed-end funds leverage their assets (i.e., use borrowed money to buy additional assets) in the attempt to enhance their yield. Closed-end funds can use several different methods to borrow money, including by issuing preferred stock or auction rate securities, entering into reverse repurchase agreements and dollar rolls, and/or borrowing under bank lines of credit. The use of leverage can provide higher yields and potentially higher returns for closed-end fund investors, but it also increases overall risk and the volatility of the investment. Overall stock market risks may affect the value of closed end funds.  Factors such as domestic economic growth and market conditions, interest rate levels and political events may affect the securities markets and from time to time can cause closed end funds to fall substantially.

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Foreign Risk. Foreign securities may experience more rapid and extreme changes in value than securities of U.S. companies because the securities markets of many foreign countries are relatively smaller than those in the U.S. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country. To the extent that foreign securities in the Fund’s portfolio are not dollar-denominated, there is a risk that fluctuations in the exchange rates between the U.S. dollar and the foreign currencies in which such securities are denominated may negatively affect the value of the Fund’s investments in the foreign securities. To the extent that the Fund invests in securities of foreign companies in emerging markets, the Fund will be subject to additional risks that may be different from or greater than risks of investing in securities of foreign companies based in developed countries. These risks include: illiquidity, significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital; currency declines and inflation (including rapid fluctuations in inflation rates).

•

Commodities Risk. To the extent that the Fund invests in ETFs that invest in commodities, it will be subject to additional risks. Commodities are real assets such as oil, agriculture, livestock, industrial metals, and precious metals such as gold or silver. The values of ETFs that invest in commodities are highly dependent on the prices of the related commodity. The demand and supply of these commodities may fluctuate widely based on such factors as interest rates, investors’ expectation with respect to the rate of inflation, currency exchange rates, the production and cost levels of the producing countries and/or forward selling by such producers, global or regional political, economic or financial events, purchases and sales by central banks, and trading activities by hedge funds and other commodity funds. Commodity ETFs may use derivatives, such as futures, options and swaps, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

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Turnover Risk. At times, the Fund may have a portfolio turnover rate that is higher than other equity funds. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

•

REIT Risk. The value of REITs can be negatively impacted by declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain otherrisks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; and (e) in many cases, less liquidity and greater price volatility.

•	Fixed Income Risk.

1. Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

2. Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

3. Interest Rate Risk. As nominal interest rates rise, the value of fixed income securities held by a Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar duration.

4. Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

5. Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund (or underlying fund) invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae are neither issued nor guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund (or an underlying fund) does not imply that the Fund’s (or underlying fund’s) shares are guaranteed or that the price of such shares will not fluctuate.

6. Zero Coupon Risk. When the Fund invests in zero coupon bonds, the value of your investment in the Fund will be sensitive to changes in interest rates and/or interest rate expectations. The market value of zero coupon bonds will exhibit greater price volatility than ordinary coupon-paying bonds because a zero coupon bond will have a longer effective maturity and duration than an ordinary coupon-paying bond of the same maturity. In general, because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. Additionally, long-term zero coupon bonds are generally more sensitive to interest rate changes than short-term zero coupon bonds. If the Adviser’s assessment of the direction of interest rates is incorrect, it is likely that the Fund will experience losses from its holdings in zero coupon bonds.

•

Derivatives Risk. To the extent that the Fund invests in another investment company, such as an ETF, that engages in derivative transactions, the underlying fund’s investments in derivatives will expose the Fund to various risks. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets. For example, the value of derivative investments may rise or fall more rapidly than other investments, and could result in an underlying fund losing more than the amount invested in the derivative instrument in the first place. There is also risk that the advisor of an underlying fund could be incorrect in its expectations about the direction or extent of movement of various markets. In addition, while the principal purpose of derivative instrument used for hedging is to limit the effects of adverse market movements, the expenses involved may cause an underlying fund’s return to be less than if hedging had not taken place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Is the Fund right for you?

The Fund may be suitable for:

•	Long-term investors seeking long-term capital appreciation
•	Investors willing to accept price fluctuations in their investments

General

The Fund’s investment objective is not a fundamental policy and it may be changed by the Board of Trustees without a vote of shareholders, upon sixty (60) days’ prior notice. From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold up to 100% of its assets in cash, short-term U.S. government securities, money market instruments, other investment companies (including money market funds or exchange-traded funds that do not meet its investment criteria), short-term investment grade fixed income securities, repurchase agreements, certificates of deposit, bank time deposits, bankers’ acceptances, or commercial paper. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies, or when the Fund’s Adviser believes that investment opportunities that meet the Fund’s investment criteria are not currently available. If the Fund invests in shares of another investment company, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its primary investment objective of seeking long-term capital appreciation.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

ACCOUNT INFORMATION

How to Buy Shares

Shares of the Fund are available exclusively to U.S. citizens. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents, and may take additional steps to verify your identity. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

Initial Purchase

The minimum initial investment in the Fund is $1,000. The minimum subsequent investment in the Fund is $500. The adviser may waive these minimums at its discretion, including for existing clients of the adviser. The Fund may waive or lower investment minimums for investors who invest in the Fund through an asset-based fee program made available through a financial intermediary. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor, however, the financial intermediary may also impose minimum requirements that are different from those set forth in this prospectus. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions. However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

By Mail – To be in proper form, your initial purchase request must include:

•	a completed and signed investment application form; and
•	a personal check with name pre-printed made payable to the Fund.

Mail the completed application and check to:

U.S. Mail:	Roosevelt Multi-Cap Fund	Overnight:	Roosevelt Multi-Cap Fund
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	2960 North Meridian Street, Suite 300
Indianapolis, Indiana 46206-6110	Indianapolis, Indiana 46208

By Wire – You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at (877) 322-0576 to obtain instructions on how set up your account and obtain an account number.

You must provide a signed application to Unified Fund Services, Inc., the Fund’s transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays, which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

You may purchase additional shares of the Fund by mail, wire, or automatic investment. Each additional mail purchase request must contain:

•	your name
•	the name on your account(s),
•	your account number(s),
•	the name of the Fund
•	a check made payable to the Fund

Checks should be sent to the Roosevelt Multi-Cap Fund at the address listed under the heading “Initial Purchase – By Mail” in this Prospectus. To send a bank wire, call Shareholder Services at (877) 322-0576 to obtain instructions.

Automatic Investment Plan

You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application or completing a systematic investment plan form with the proper signature guarantee and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Distribution Plan

The Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and allows the Fund to pay for services provided to shareholders. Shareholders of the Fund pay annual 12b-1 expenses of 0.25%. Over time, 12b-1 fees will increase the cost of your investment and may cost you more than paying other types of sales charges because these fees are paid out of the Fund’s assets on an on-going basis.

Tax Sheltered Retirement Plans

Shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); 403(b) plans and other tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the transfer agent by mail or call Shareholder Services at (877) 322-0576 for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call Shareholder Services about the IRA custodial fees.

Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund.Checks must be made payable to the Fund. The Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders (other than money orders issued by a bank), credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks, bank official checks, and bank money orders may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Cashier’s checks and bank official checks in amounts less than $10,000 will also be accepted for IRA transfers from other financial institutions.

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

How to Redeem Shares

You may receive redemption payments in the form of a check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from the shareholder’s Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:	Roosevelt Multi-Cap Fund	Overnight:	Roosevelt Multi-Cap Fund
c/o Unified Fund Services, Inc.	c/o Unified Fund Services, Inc.
P.O. Box 6110	2960 North Meridian Street, Suite 300
Indianapolis, Indiana 46206-6110	Indianapolis, Indiana 46208

Your request for a redemption must include your letter of instruction, including the Fund’s name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request, or in certain other circumstances, such as to prevent unauthorized account transfers or redemptions. The Fund may also require a signature guarantee for redemptions of $25.000 or more. Signature guarantees are for the protection of shareholders. All redemptions requiring signature guarantees must utilize a New Technology Medallion stamp, generally available from the bank where you maintain your checking or savings account. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call Shareholder Services at (877) 322-0576 if you have questions. At the discretion of the Fund or the Fund’s transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

By Telephone - You may redeem any part of your account (up to $25,000) in the Fund by calling Shareholder Services at (877) 322-0576. You must first complete the optional Telephone Redemption and Exchange section of the investment application or provide a signed letter of instruction with the proper signature guarantee stamp to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund or its transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent anticipates difficulties in receiving and in a timely fashion responding to telephone requests for redemptions. If you are unable to reach the Fund by telephone, you may request a redemption by mail.

Fund Policy on Market Timing

The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders. Unified Fund Services, Inc. performs automated monitoring of short term trading activity with respect to the Fund. Instances of suspected short tem trading are investigated by the compliance department. If an instance is deemed a violation of the short term trading policies of the Fund, then the Fund’s adviser is notified and action, such as suspending future purchases, is taken. A quarterly certification reporting any instances of short term trading in violation of the Fund's policies is provided to the Board of Trustees.

While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, certain accounts called “omnibus accounts” include multiple shareholders. Despite the Fund’s efforts to detect and prevent abusive trading activities, it may be difficult to identify such activity in certain omnibus accounts traded through a bank, broker-dealer, 401(k) plan, financial adviser or financial supermarket (each, a “Financial Intermediary”). Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. Consequently, the Fund may not have knowledge of the identity of investors and their transactions. Under a federal rule, the Fund is required to have an agreement with many of its Financial Intermediaries obligating the Intermediaries to provide, upon the Fund’s request, information regarding the Financial Intermediaries’ customers and their transactions. However, there can be no guarantee that all excessive, short-term or other abusive trading activities will be detected, even with such an agreement in place. Certain Financial Intermediaries, in particular retirement plan sponsors and administrators, may have less restrictive policies regarding short-term trading. The Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interests of the Fund or its shareholders, or if the Fund thinks that the trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

Additional Information

If you are not certain of the requirements for a redemption please call Shareholder Services at (877) 322-0576. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check.

Redemption proceeds sent by check by the Fund and not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. Redemption proceeds that are reinvested are subject to the risk of loss like any other investment in the Fund. Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund is less than $1,000 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. All shares of the Fund also are subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. In such event, the Fund will provide notice to shareholders, but the Fund will not be required to obtain shareholder approval prior to such liquidation. An involuntary liquidation will create a capital gain or capital loss, which may have tax consequences about which you should consult your tax adviser.

Determination of Net Asset Value

The price you pay for your shares is based on the Fund’s net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.

The Fund’s assets generally are valued at their market value. Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the closing price reported by the exchange on which the securities are traded. Lacking a closing price, a security is valued at its last bid price except when, in the adviser’s opinion, the last bid price does not accurately reflect the current value of the security. If market quotations are not readily available or do not reflect a fair value, or if an event occurs after the close of the trading market but before the calculation of the NAV that materially affects a value, assets will be valued by the Fund’s adviser at a fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. Fair valuation, also is permitted if, in the adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, or the adviser is aware of any other data that calls into question the reliability of market quotations. Without fair valuation, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair valuation policies will prevent dilution of the Fund’s NAV by short-term traders, or that the Fund will realize fair valuation upon sale of a security. The Fund may invest in portfolio securities that are listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares and, as a result, the net asset value of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

Dividends, Distributions, and Taxes

Dividends and Distributions

The Fund typically distributes to its shareholders as dividends substantially all of its net investment income and any realized net capital gains. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. The Fund expects that its distributions will consist primarily of short-term and/or long-term capital gains.

Taxes

Net investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income, except as described below (including in the table). Dividends normally will be distributed by the Fund on an annual basis.

The Fund will normally distribute net realized capital gains to its shareholders once a year. Capital gains are generated when the Fund sells its capital assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the capital asset sold. Distributions of gains recognized on the sale of capital assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of capital assets held longer than one year are taxed at long-term capital gains rates regardless of how long you have held your shares. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional shares of the Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash. The Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the applicable account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

•	Postal or other delivery service is unable to deliver checks to the address of record;
•	Dividends and capital gain distributions are not cashed within 180 days; or
•	Bank account of record is no longer valid.

Dividends and capital gain distribution checks issued by the Fund which are not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. When reinvested, those amounts are subject to market risk like any other investment in the Fund.

You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund’s shareholders. These transactions typically create the tax liabilities described in the chart below for taxable accounts.

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

The following discussion reflects the enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Increase Prevention and Reconciliation Act of 2005 (collectively, the “Tax Acts”).

Type of Transaction	Tax Status

Qualified dividend income	Generally maximum 15% on non-corporate taxpayers
Net short-term capital gain distributions	Ordinary income rate
Net long-term capital gain distributions	Generally maximum 15% on non-corporate taxpayers*
Sales of shares (including redemptions) owned more than one year	Gains taxed at generally maximum 15% on non-corporate taxpayers*
Sales of shares (including redemptions) owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules
*For gains realized between May 6, 2003 and December 31, 2010.

Under the Tax Acts, effective for taxable years after December 31, 2002 through December 31, 2010, designated dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such dividends are attributable to qualified dividend income from the Fund’s investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE FUND

Adviser

The Roosevelt Investment Group, Inc., 317 Madison Ave., Suite 1004, New York, New York 10017, serves as investment adviser to the Fund. Founded in 1990 by Arthur Sheer, the adviser’s clients consist primarily of corporations, pension accounts, non-profits, endowments and high net worth individuals. As of January 1, 2010, the adviser had over $5 billion in assets under management.

During the fiscal year ended November 30, 2009, the Fund paid the adviser a fee equal to 1.00% of its average daily net assets. The adviser pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense of securities sold short), fees and expenses of independent trustees, extraordinary expenses, Rule 12b-1 fees and expenses, and any indirect expenses (such as fees and expenses of acquired funds). In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the adviser. The adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. The Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

A discussion of the factors that the Board of Trustees considered in approving the Fund’s management agreement is included in the Fund’s annual report to shareholders for the fiscal year ended November 30, 2009.

If you invest in the Fund through an investment adviser, bank, broker-dealer, 401(k) plan, trust company or other Financial Intermediary, the policies and fees for transacting business may be different than those described in this Prospectus. Some Financial Intermediaries may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Some Financial Intermediaries do not charge a direct transaction fee, but instead charge a fee for services such as sub-transfer agency, accounting and/or shareholder services that the Financial Intermediary provides on the Fund’s behalf. This fee may be based on the number of accounts or may be a percentage of the average value of the Fund’s shareholder accounts for which the Financial Intermediary provides services. The Fund may pay a portion of this fee, which is intended to compensate the Financial Intermediary for providing the same services that would otherwise be provided by the Fund’s transfer agent or other service providers if the shares were purchased directly from the Fund. To the extent that these fees are not paid by the Fund, the adviser may pay a fee to Financial Intermediaries for such services.

To the extent that the adviser, not the Fund, pays a fee, sometimes referred to as “revenue sharing,” to a Financial Intermediary for distribution or shareholder servicing, the adviser may consider a number of factors in determining the amount of payment associated with such distribution or services, including the amount of sales, assets invested in the Fund and the nature of the services provided by the Financial Intermediary. Although neither the Fund nor the adviser pays for the Fund to be included in a Financial Intermediary’s “preferred list” or other promotional program, some Financial Intermediaries that receive compensation as described above may have such programs in which the Fund may be included. The adviser may pay for the opportunity to distribute the Fund through a Financial Intermediary’s system. Financial Intermediaries that receive these types of payments may have a conflict of interest in recommending or selling the Fund’s shares rather than other mutual funds, particularly where such payments exceed those associated with other funds. The Fund may from time to time purchase securities issued by Financial Intermediaries that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

Portfolio Managers

Mr. Arthur Sheer has been solely responsible for determining the investment strategy to be used by, and the advice to be given to, the Fund since the inception of its predecessor in 2001.  Messrs. Meyer, Roscoe, Sheer and Shah are members of the Adviser’s Investment Committee who are responsible for providing research and analyses of portfolio securities, assisting Mr. Sheer in implementing the investment strategy of the Fund and providing day-to-day management of the Fund.

Arthur Sheer - Chairman, CEO, and Chief Investment Officer of the Adviser, and a lead portfolio manager for the adviser’s Global Enhanced Fixed Income and Large-Cap Core strategies.  Mr. Sheer has been primarily responsible for the day-to-day management of the Fund since the inception of the Fund’s predecessor in 2001.  Mr. Sheer founded the adviser in 1990.  He has 39 years’ experience in the securities industry, including as Research Group Leader of First National Bank of Chicago; Portfolio Manager of Keystone Custodian Funds & Fidelity Management; and as Chief Investment Officer at J. Rothschild and Rothschild affiliated companies.  Mr. Sheer received his B.S. from the University of Rhode Island in 1968 and his MBA from Babson College in 1969.

Robert Meyer, CFA – Managing Director and Portfolio Manager of the adviser.  Mr. Meyer has 45 years of experience in the securities industry.  He joined the adviser in 2007 and, prior to that, he was an owner of Ehrlich Meyer Associates from 1993 to 2007. He was also a Director of Research of Fahnestock & Co. and H.C.Wainwright & Co.  Mr. Meyer received his BA from Harvard College in 1962 and his MBA from Harvard Business School in 1964.

John Roscoe, CFA - Portfolio Manager of the adviser.  Mr. Roscoe has 15 years of experience in the securities industry.  He joined the adviser in 2008, and prior to that he worked in Investment Management at Morgan Stanley from 1997 to 2007; an Analyst with Rockefeller & Co; and a Manager in the Treasury Division of Pfizer.  He received his B.S. in 1985 and his MBA  in 1990 from Cornell University.

Jason Sheer, CFA - Portfolio Manager and Securities Analyst, and a lead portfolio manager of the adviser’s Large-Cap Core strategy.  Mr. Sheer joined the adviser in 2005.  Prior to that time, he was attending George Washington University where he earned his MBA in 2005 and prior to that, he received his BA from Tulane University in 1999.

Nainesh Shah, CFA - Senior Securities Analyst.  Mr. Shah has 22 years of experience.  He joined the adviser in 1994.  Prior to that, he was an Industrial Engineer involved in project financing and industrial cost accounting for Tara Textiles Pvt. Ltd from 1984 to 1989.  He received his B.S. from the University of Baroda, India in 1984 and his MBA from Dalhousie University in 1992.

The Fund’s Statement of Additional Information provides additional information about the Fund’s portfolio managers, including their compensation, other accounts that they manage, and ownership of shares of the Fund.

FINANCIAL HIGHLIGHTS

The following table is intended to help you better understand the Fund’s financial performance since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund (including the Predecessor Fund), assuming reinvestment of all dividends and distributions. This information has been audited by Cohen Fund Audit Services, Ltd., independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request without charge.

Roosevelt Multi-Cap Fund
Financial Highlights
(For a share outstanding during the period)

	Year Ended November 30,		Year Ended November 30,		Year Ended November 30,	Year Ended November 30,	Year Ended November 30,
	2009		2008		2007	2006	2005

Selected Per Share Data
Net asset value, beginning of year	$ 13.12		$ 18.87		$ 15.94	$ 15.07	$ 14.18

Income from investment operations
Net investment income (loss)	0.11	(a)	0.10	(a)	0.01	0.04	0.02
Net realized and unrealized gain (loss)	1.38		(4.77)		3.26	1.67	1.92
Total from investment operations	1.49		(4.67)		3.27	1.71	1.94

Less Distributions to shareholders:
From net investment income	(0.16)		-		(0.04)	(0.02)	-
From net realized gain	-		(1.08)		(0.30)	(0.82)	(1.05)
Total distributions	(0.16)		(1.08)		(0.34)	(0.84)	(1.05)

Net asset value, end of year	$ 14.45		$ 13.12		$ 18.87	$ 15.94	$ 15.07

Total Return (b)	11.52%		-26.33%		20.90%	11.82%	14.47%

Net assets, end of year (000)	$ 136,633		$ 54,837		$ 27,163	$ 13,788	$ 6,415
Ratio of expenses to average net assets	1.26%		1.26%		1.27%	1.28%	1.10%
Ratio of net investment income (loss) to
average net assets	0.87%		0.63%		0.05%	0.36%	0.21%
Portfolio turnover rate	120.62%		109.79%		146.35%	102.70%	85.58%

(a) Per share net investment income has been calculated using the average shares method.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•

Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•

Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

FOR MORE INFORMATION

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on the Fund’s policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. Annual and semi-annual reports contain management’s discussion of market conditions and investment strategies that significantly affected the Fund’s performance results as of the Fund’s latest semi-annual or annual period.

Call Shareholder Services at (877) 322-0576to request free copies of the SAI and the Fund’s Annual and Semi-Annual reports, to request other information about the Fund and to make shareholder inquiries. Alternatively, the Fund’s SAI and Annual and Semi-Annual reports will also be made available, free of charge, at the Fund’s Internet site at www.rooseveltmcf.com.

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-551-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Investment Company Act #811-21237